Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Investment, Fair Value and NAV [Line Items]
Investments Reported at Fair Value

(in thousands of dollars)	December 31, 2025	Assets Measured at NAV (d)	(Level 1)	(Level 2)	(Level 3)
Description
Assets
Collective Trusts (a)	$1,347,900	$1,347,900	$—	$—	$—
Company Common Stock (b)	33,124	—	33,124	—	—
Mutual Funds, Common Stock, and Interest-Bearing Cash (c)	9,576	—	9,576	—	—
Total investments reported at fair value	$1,390,600	$1,347,900	$42,700	$—	$—

(in thousands of dollars)	December 31, 2024	Assets Measured at NAV (d)	(Level 1)	(Level 2)	(Level 3)
Description
Assets
Collective Trusts (a)	$1,437,549	$1,437,549	$—	$—	$—
Company Common Stock (b)	41,050	—	41,050	—	—
Mutual Funds, Common Stock, and Interest-Bearing Cash (c)	9,413	—	9,413	—	—
Total investments reported at fair value	$1,488,012	$1,437,549	$50,463	$—	$—